Simplify Short Term Treasury Futures Strategy ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
D
Principal Value
U.S. Treasury Bills – 116.6%
U.S. Treasury Bill, 4.49%, 4/1/2025 (a) ........................................ $ 118,600,000 $ 118,600,000
U.S. Treasury Bill, 4.32%, 4/10/2025 (a) ....................................... 381,800,000 381,395,051
U.S. Treasury Bill, 4.31%, 6/17/2025 (a) ....................................... 64,100,000 63,528,967
U.S. Treasury Bill, 4.29%, 7/8/2025 (a) ........................................ 118,400,000 117,051,128
U.S. Treasury Bill, 4.31%, 7/29/2025 (a) ....................................... 124,700,000 122,973,025
Total U.S. Treasury Bills (Cost $803,543,893) ....................................... 803,548,171
Total Investments – 116.6%
(Cost $803,543,893) ........................................................... $ 803,548,171
Liabilities in Excess of Other Assets – (16.6)% ........................................ (114,256,889)
Net Assets – 100.0% ............................................................ $ 689,291,282
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At March 31, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. 2 Years Note (CBT) ........................... 17,263 $ 3,576,408,095 6/30/25 $ 12,923,331
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 116.6%
Total Investments ............................................................................. 116.6%
Liabilities in Excess of Other Assets ............................................................... (16.6)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.